Warrants - Equity Classified Warrants (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Apr. 22, 2021	Dec. 31, 2020	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Strike Price (per share)			$ 150
Number of warrants exercised for issuance of shares	5,376,663	7,752,009		6,469,046	32,092
September 30, 2016
Class of Warrant or Right [Line Items]
Strike Price (per share)	$ 0.1664	$ 0.170
Number of warrants exercised for issuance of shares		400,641		400,641
November 9, 2016
Class of Warrant or Right [Line Items]
Strike Price (per share)	$ 0.6240	$ 0.620
Number of warrants exercised for issuance of shares	400,640	400,640		400,640
January 23, 2020
Class of Warrant or Right [Line Items]
Strike Price (per share)	$ 1.6000	$ 1.600
Number of warrants exercised for issuance of shares	932,210	932,210		932,210
Second Warrant Issuance January23 2020 [Member]
Class of Warrant or Right [Line Items]
Strike Price (per share)	$ 1.6000	$ 1.600
Number of warrants exercised for issuance of shares	2,622,995	4,660,555		4,660,555
August - December 2021
Class of Warrant or Right [Line Items]
Strike Price (per share)	$ 4.0000	$ 4.000
Number of warrants exercised for issuance of shares	1,343,713	1,357,963
January - February 2022
Class of Warrant or Right [Line Items]
Strike Price (per share)	$ 4.0000
Number of warrants exercised for issuance of shares	77,105